                            CMG CORE PLUS BOND FUND
                               CMG CORE BOND FUND
                           CMG INTERMEDIATE BOND FUND
                            CMG SHORT TERM BOND FUND
                         CMG ULTRA SHORT TERM BOND FUND
                            CMG GOVERNMENT BOND FUND
                 CMG MORTGAGE AND ASSET-BACKED SECURITIES FUND
                              CMG HIGH YIELD FUND
                          CMG INTERNATIONAL BOND FUND
                 (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS")
     SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 1, 2005 (THE "PROSPECTUS")

The Prospectus is hereby supplemented with the following revised information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in the Funds assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratios used for each Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

CMG CORE PLUS BOND FUND

                                                                                       ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                   5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              0.30%                4.70%           $10,470.00           $30.71
           2              10.25%              0.30%                9.62%           $10,962.09           $32.15
           3              15.76%              0.30%               14.77%           $11,477.31           $33.66
           4              21.55%              0.33%               20.13%           $12,013.30           $38.76
           5              27.63%              0.33%               25.74%           $12,574.32           $40.57
           6              34.01%              0.33%               31.62%           $13,161.54           $42.46
           7              40.71%              0.33%               37.76%           $13,776.18           $44.45
           8              47.75%              0.33%               44.20%           $14,419.53           $46.52
           9              55.13%              0.33%               50.93%           $15,092.92           $48.70
           10             62.89%              0.33%               57.98%           $15,797.76           $50.97
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,797.76
TOTAL ANNUAL FEES AND EXPENSES                                                                         $408.94

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

CMG CORE BOND FUND

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              0.25%                4.75%           $10,475.00           $25.59
           2              10.25%              0.25%                9.73%           $10,972.56           $26.81
           3              15.76%              0.25%               14.94%           $11,493.76           $28.08
           4              21.55%              0.31%               20.33%           $12,032.82           $36.47
           5              27.63%              0.31%               25.97%           $12,597.16           $38.18
           6              34.01%              0.31%               31.88%           $13,187.96           $39.97
           7              40.71%              0.31%               38.06%           $13,806.48           $41.84
           8              47.75%              0.31%               44.54%           $14,454.00           $43.80
           9              55.13%              0.31%               51.32%           $15,131.89           $45.86
           10             62.89%              0.31%               58.42%           $15,841.58           $48.01
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,841.58
TOTAL ANNUAL FEES AND EXPENSES                                                                         $374.61

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

CMG INTERMEDIATE BOND FUND

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              0.25%                4.75%           $10,475.00           $25.59
           2              10.25%              0.25%                9.73%           $10,972.56           $26.81
           3              15.76%              0.25%               14.94%           $11,493.76           $28.08
           4              21.55%              0.31%               20.33%           $12,032.82           $36.47
           5              27.63%              0.31%               25.97%           $12,597.16           $38.18
           6              34.01%              0.31%               31.88%           $13,187.96           $39.97
           7              40.71%              0.31%               38.06%           $13,806.48           $41.84
           8              47.75%              0.31%               44.54%           $14,454.00           $43.80
           9              55.13%              0.31%               51.32%           $15,131.89           $45.86
           10             62.89%              0.31%               58.42%           $15,841.58           $48.01
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,841.58
TOTAL ANNUAL FEES AND EXPENSES                                                                         $374.61

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

CMG SHORT TERM BOND FUND

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER     ANNUAL FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------    -------------
           1               5.00%              0.25%                4.75%           $10,475.00           $25.59
           2              10.25%              0.25%                9.73%           $10,972.56           $26.81
           3              15.76%              0.25%               14.94%           $11,493.76           $28.08
           4              21.55%              0.29%               20.35%           $12,035.12           $34.12
           5              27.63%              0.29%               26.02%           $12,601.97           $35.72
           6              34.01%              0.29%               31.96%           $13,195.52           $37.41
           7              40.71%              0.29%               38.17%           $13,817.03           $39.17
           8              47.75%              0.29%               44.68%           $14,467.81           $41.01
           9              55.13%              0.29%               51.49%           $15,149.25           $42.94
           10             62.89%              0.29%               58.63%           $15,862.78           $44.97
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,862.78
TOTAL ANNUAL FEES AND EXPENSES                                                                         $355.83

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

CMG ULTRA SHORT TERM BOND FUND

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER     ANNUAL FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------    -------------
           1               5.00%              0.25%                4.75%           $10,475.00            $25.59
           2              10.25%              0.25%                9.73%           $10,972.56            $26.81
           3              15.76%              0.25%               14.94%           $11,493.76            $28.08
           4              21.55%              0.30%               20.34%           $12,033.97            $35.29
           5              27.63%              0.30%               26.00%           $12,599.56            $36.95
           6              34.01%              0.30%               31.92%           $13,191.74            $38.69
           7              40.71%              0.30%               38.12%           $13,811.75            $40.51
           8              47.75%              0.30%               44.61%           $14,460.91            $42.41
           9              55.13%              0.30%               51.41%           $15,140.57            $44.40
           10             62.89%              0.30%               58.52%           $15,852.18            $46.49
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,852.18
TOTAL ANNUAL FEES AND EXPENSES                                                                          $365.22

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

CMG GOVERNMENT BOND FUND

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER     ANNUAL FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------    -------------
           1               5.00%              0.25%                4.75%           $10,475.00           $25.59
           2              10.25%              0.25%                9.73%           $10,972.56           $26.81
           3              15.76%              0.25%               14.94%           $11,493.76           $28.08
           4              21.55%              0.35%               20.28%           $12,028.22           $41.16
           5              27.63%              0.35%               25.88%           $12,587.53           $43.08
           6              34.01%              0.35%               31.73%           $13,172.85           $45.08
           7              40.71%              0.35%               37.85%           $13,785.39           $47.18
           8              47.75%              0.35%               44.26%           $14,426.41           $49.37
           9              55.13%              0.35%               50.97%           $15,097.24           $51.67
           10             62.89%              0.35%               57.99%           $15,799.26           $54.07
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,799.26
TOTAL ANNUAL FEES AND EXPENSES                                                                         $412.09

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

CMG MORTGAGE AND ASSET-BACKED SECURITIES FUND

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER     ANNUAL FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------    -------------
           1               5.00%              0.25%                4.75%           $10,475.00           $25.59
           2              10.25%              0.25%                9.73%           $10,972.56           $26.81
           3              15.76%              0.25%               14.94%           $11,493.76           $28.08
           4              21.55%              0.47%               20.24%           $12,014.43           $55.24
           5              27.63%              0.47%               25.59%           $12,558.68           $57.75
           6              34.01%              0.47%               31.28%           $13,127.59           $60.36
           7              40.71%              0.47%               37.22%           $13,722.27           $63.10
           8              47.75%              0.47%               43.44%           $14,343.89           $65.96
           9              55.13%              0.47%               49.94%           $14,993.66           $68.94
           10             62.89%              0.47%               56.73%           $15,672.88           $72.07
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,672.88
TOTAL ANNUAL FEES AND EXPENSES                                                                         $523.90

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

CMG HIGH YIELD FUND

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER     ANNUAL FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------    -------------
           1               5.00%              0.40%                4.60%           $10,460.00           $40.92
           2              10.25%              0.40%                9.41%           $10,941.16           $42.80
           3              15.76%              0.40%               14.44%           $11,444.45           $44.77
           4              21.55%              0.42%               19.69%           $11,968.61           $49.17
           5              27.63%              0.42%               25.17%           $12,516.77           $51.42
           6              34.01%              0.42%               30.90%           $13,090.04           $53.77
           7              40.71%              0.42%               36.90%           $13,689.56           $56.24
           8              47.75%              0.42%               43.17%           $14,316.55           $58.81
           9              55.13%              0.42%               49.72%           $14,972.24           $61.51
           10             62.89%              0.42%               56.58%           $15,657.97           $64.32
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,657.97
TOTAL ANNUAL FEES AND EXPENSES                                                                         $523.73

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

CMG INTERNATIONAL BOND FUND

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER     ANNUAL FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------    -------------
           1               5.00%              0.40%                4.60%           $10,460.00           $40.92
           2              10.25%              0.40%                9.41%           $10,941.16           $42.80
           3              15.76%              0.40%               14.44%           $11,444.45           $44.77
           4              21.55%              0.61%               19.47%           $11,946.86           $71.34
           5              27.63%              0.61%               24.71%           $12,471.33           $74.48
           6              34.01%              0.61%               30.19%           $13,018.82           $77.74
           7              40.71%              0.61%               35.90%           $13,590.35           $81.16
           8              47.75%              0.61%               41.87%           $14,186.97           $84.72
           9              55.13%              0.61%               48.10%           $14,809.77           $88.44
           10             62.89%              0.61%               54.60%           $15,459.92           $92.32
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,459.92
TOTAL ANNUAL FEES AND EXPENSES                                                                         $698.70

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

ILT-47/106627-0206                                             February 22, 2006